ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
ACQUISITIONS
Purchase price allocation
Consideration given at fair value:
Accounts payable	$68,025
$68,025

Assets acquired at fair value:
Prepaid expenses	$4,250
Additional paid in capital	63,775
$68,025
Consideration given at fair value:
Note payable, net of discount	$374,018
Credit cards assumed	48,452
Preferred shares of TPT Strategic	3,206
$425,676

Assets acquired at fair value:
Working capital	$143,122
Property and equipment	2,170
Note receivable – related party	271,179
Other assets	9,205
$425,676

Consideration given at fair value:
Note payable, net of discount	$374,018
Credit cards assumed	48,452
Preferred shares of TPT Strategic	3,206
$425,676

Assets acquired at fair value:
Working capital	$143,122
Property and equipment	2,170
Note receivable - related party	271,179
Other assets	9,205
$425,676

condensed proforma
	2022	2021
Revenue	$9,508,470	$12,640,858
Cost of Sales	7,104,877	9,621,530
Gross Profit	$2,403,593	$3,019,328
Expenses	(16,584,916)	(9,802,625)
Other income (expense)	(7,722,397)	2,625,167
Net Loss	$(21,903,720)	$(4,158,130)
Loss per share	$(0.02)	$(0.00)